MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES

NOTE 3:-   MARKETABLE SECURITIES

The following is a summary of the Company's accumulated gross unrealized gains/ losses from investment in marketable securities as of December 31, 2014:

	December 31, 2013				December 31, 2014
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair market
	cost	gains	losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$65	$10	$(1)	$74	$62		$(3)	$59
Corporate bonds	36	6	-	42	23	1		24
Israeli Government debt	34	3	-	37	56		(3)	53

	$135	$19	$(1)	$153	$141	$1	$(6)	$136

The net realized gains (losses) on sales of available-for-sale securities of $ (6), $ 1 and $ 10 in 2012, 2013 and 2014, respectively, were recorded in financial income (expense), net.

The amortized cost and fair value of debt and securities as of December 31, 2013 and 2014, by contractual maturity, are shown below:

	December 31, 2013		December 31, 2014
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$79	$87	$124	$118
Matures after one year through five years	28	32	14	15
Matures after five years	12	15	3	3
Equity securities - no definite maturity date	16	19	-	-

Total	$135	$153	$141	$136

The marketable securities are restricted in order to secure the Company's obligations under an office lease (see Note 8).